Consolidated Statement of Changes in Equity - Analysis of Other Reserves - GBP (£) £ in Millions	Other reserves.		Capital reduction reserve	Merger relief reserve	Legal reserve	Cash flow hedge reserve		Translation reserve	Cost of hedging	Total
Beginning balance at Dec. 31, 2020	£ (1,926)		£ (1,723)		£ 10	£ (4)		£ (208)	£ (1)	£ 1,131
Net exchange adjustments offset in reserves	(18)							(18)		(18)
Net gain/(loss) on net investment hedge	15							15		15
Net gain (loss) on cash flow hedge	13	[1],[2]				13	[1]			13	[2]
Transfer between reserves	(10)				(10)
Cost of hedging	(1)								(1)	(1)
Total other comprehensive income for the year	(1)				£ (10)	13		(3)	(1)	275
Ending balance at Dec. 31, 2021	(1,927)		(1,723)			9		(211)	(2)	1,264
Net exchange adjustments offset in reserves	(232)							(232)		(232)
Net gain/(loss) on net investment hedge	(68)							(68)		(68)
Net gain (loss) on cash flow hedge	(6)	[1],[2]				(6)	[1]			(6)	[2]
Cost of hedging	(2)								(2)	(2)
Total other comprehensive income for the year	(308)					(6)		(300)	(2)	(63)
Transactions with owners:
Merger relief on acquisition of Terminix Global Holdings, Inc.	3,014			£ 3,014						3,014
Cost of issuing new shares	(16)			(16)						(16)
Ending balance at Dec. 31, 2022	763		(1,723)	2,998		3		(511)	(4)	4,098
Net exchange adjustments offset in reserves	(352)							(352)		(352)
Net gain/(loss) on net investment hedge	109							109		109
Net gain (loss) on cash flow hedge	3	[1],[2]				3	[1]			3	[2]
Cost of hedging	9								9	9
Total other comprehensive income for the year	(231)					3		(243)	9	156
Ending balance at Dec. 31, 2023	£ 532		£ (1,723)	£ 2,998		£ 6		£ (754)	£ 5	£ 4,088

[1]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.
[2]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.